Shareholder Report, Average Annual Return (Details)			12 Months Ended	15 Months Ended	29 Months Ended
	May 31, 2023	Apr. 05, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000239677
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Shares based on NAV
C000234252
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Shares based on NAV
Without Sales Load [Member] | C000239677
Average Annual Return [Line Items]
Average Annual Return, Percent			17.63%	15.49%
Without Sales Load [Member] | C000234252
Average Annual Return [Line Items]
Average Annual Return, Percent			26.50%		10.78%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent			19.45%	18.84%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			26.60%		10.85%
Solactive GBS Global Markets ex United States Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets ex United States Large & Mid Cap Index
Average Annual Return, Percent			18.15%	17.78%
Goldman Sachs MarketBeta Total International Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			16.66%	17.19%
Solactive GBS United States 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 1000 Index
Average Annual Return, Percent			26.66%		10.83%
Goldman Sachs MarketBeta U.S. 1000 Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent			26.36%		10.75%